Quarterly Holdings Report
for
Fidelity Managed Retirement 2020 Fund℠
October 31, 2023
RW38-NPRT1-1223
1.867283.116
Domestic Equity Funds - 15.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	21,748	287,723
Fidelity Series Commodity Strategy Fund (a)	627	62,352
Fidelity Series Large Cap Growth Index Fund (a)	10,977	182,553
Fidelity Series Large Cap Stock Fund (a)	10,890	192,868
Fidelity Series Large Cap Value Index Fund (a)	25,590	345,980
Fidelity Series Small Cap Core Fund (a)	92	855
Fidelity Series Small Cap Opportunities Fund (a)	7,600	88,159
Fidelity Series Value Discovery Fund (a)	8,911	127,430
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,167,729)		1,287,920

International Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,764	89,084
Fidelity Series Emerging Markets Fund (a)	14,129	109,076
Fidelity Series Emerging Markets Opportunities Fund (a)	27,562	436,584
Fidelity Series International Growth Fund (a)	15,285	226,223
Fidelity Series International Index Fund (a)	8,043	85,097
Fidelity Series International Small Cap Fund (a)	8,547	124,100
Fidelity Series International Value Fund (a)	21,175	225,303
Fidelity Series Overseas Fund (a)	19,988	226,259
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,504,457)		1,521,726

Bond Funds - 61.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	91,668	871,765
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	56,739	414,194
Fidelity Series Corporate Bond Fund (a)	70,397	596,970
Fidelity Series Emerging Markets Debt Fund (a)	6,095	42,970
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,586	14,335
Fidelity Series Floating Rate High Income Fund (a)	931	8,328
Fidelity Series Government Bond Index Fund (a)	102,467	892,491
Fidelity Series High Income Fund (a)	5,698	45,011
Fidelity Series International Credit Fund (a)	235	1,766
Fidelity Series International Developed Markets Bond Index Fund (a)	39,714	331,217
Fidelity Series Investment Grade Bond Fund (a)	95,760	895,357
Fidelity Series Investment Grade Securitized Fund (a)	72,581	599,519
Fidelity Series Long-Term Treasury Bond Index Fund (a)	74,786	373,184
Fidelity Series Real Estate Income Fund (a)	1,120	10,136
TOTAL BOND FUNDS (Cost $6,071,791)		5,097,243

Short-Term Funds - 4.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(b)	79,923	79,923
Fidelity Series Short-Term Credit Fund (a)	7,296	70,260
Fidelity Series Treasury Bill Index Fund (a)	23,481	233,164
TOTAL SHORT-TERM FUNDS (Cost $386,207)		383,347

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,130,184)	8,290,236
NET OTHER ASSETS (LIABILITIES) - 0.0%	(246)
NET ASSETS - 100.0%	8,289,990

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	903,622	37,874	72,485	2	(1,820)	4,574	871,765
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	448,419	18,481	20,075	377	(1,282)	(31,349)	414,194
Fidelity Series Blue Chip Growth Fund	295,007	32,668	10,373	914	(840)	(28,739)	287,723
Fidelity Series Canada Fund	96,684	5,893	3,632	-	134	(9,995)	89,084
Fidelity Series Commodity Strategy Fund	66,092	4,153	5,692	1,451	(287)	(1,914)	62,352
Fidelity Series Corporate Bond Fund	621,030	40,921	25,069	6,591	(752)	(39,160)	596,970
Fidelity Series Emerging Markets Debt Fund	45,311	2,881	2,351	705	(298)	(2,573)	42,970
Fidelity Series Emerging Markets Debt Local Currency Fund	15,382	918	995	-	(111)	(859)	14,335
Fidelity Series Emerging Markets Fund	116,200	18,844	11,649	-	(275)	(14,044)	109,076
Fidelity Series Emerging Markets Opportunities Fund	462,813	80,563	47,155	-	(6,597)	(53,040)	436,584
Fidelity Series Floating Rate High Income Fund	8,858	564	1,054	204	9	(49)	8,328
Fidelity Series Government Bond Index Fund	902,994	63,817	34,065	6,635	(4,256)	(35,999)	892,491
Fidelity Series Government Money Market Fund 5.41%	123,748	5,365	49,190	1,495	-	-	79,923
Fidelity Series High Income Fund	47,504	2,665	3,111	720	(464)	(1,583)	45,011
Fidelity Series International Credit Fund	1,789	16	-	17	-	(39)	1,766
Fidelity Series International Developed Markets Bond Index Fund	346,129	16,623	24,380	789	(2,654)	(4,501)	331,217
Fidelity Series International Growth Fund	243,958	19,129	10,179	-	(193)	(26,492)	226,223
Fidelity Series International Index Fund	92,199	5,607	3,213	-	4	(9,500)	85,097
Fidelity Series International Small Cap Fund	76,370	60,120	2,813	-	(496)	(9,081)	124,100
Fidelity Series International Value Fund	245,605	12,086	15,368	-	1,631	(18,651)	225,303
Fidelity Series Investment Grade Bond Fund	922,704	63,542	37,661	9,483	(5,904)	(47,324)	895,357
Fidelity Series Investment Grade Securitized Fund	626,368	41,175	25,588	6,129	(1,784)	(40,652)	599,519
Fidelity Series Large Cap Growth Index Fund	186,316	18,155	7,687	-	1,296	(15,527)	182,553
Fidelity Series Large Cap Stock Fund	206,623	15,798	7,821	4,689	298	(22,030)	192,868
Fidelity Series Large Cap Value Index Fund	383,990	28,099	29,084	-	2,433	(39,458)	345,980
Fidelity Series Long-Term Treasury Bond Index Fund	371,293	72,421	11,345	3,147	(701)	(58,484)	373,184
Fidelity Series Overseas Fund	244,227	17,956	9,107	-	(143)	(26,674)	226,259
Fidelity Series Real Estate Income Fund	12,187	615	1,948	209	(150)	(568)	10,136
Fidelity Series Short-Term Credit Fund	69,208	4,376	3,184	508	(73)	(67)	70,260
Fidelity Series Small Cap Core Fund	1,355	-	352	-	28	(176)	855
Fidelity Series Small Cap Opportunities Fund	94,427	9,815	2,967	431	(48)	(13,068)	88,159
Fidelity Series Treasury Bill Index Fund	335,280	15,770	117,640	4,134	(343)	97	233,164
Fidelity Series Value Discovery Fund	141,611	7,473	12,299	-	1,480	(10,835)	127,430
	8,755,303	724,383	609,532	48,630	(22,158)	(557,760)	8,290,236

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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